SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2023, 2024 and 2025 presented were as follows:

	Year ended December 31, 2023
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	9,000,848	1,759,422	2,172,009	131,281	13,063,560
Less(2)
Cost of revenue	(6,194,900)	(279,745)	(672,481)	–
Sales and marketing expenses	(2,510,693)	(116,445)	(104,721)	–
Provision for credit losses	–	(630,300)	–	–
Other operating expenses(3)	(845,725)	(242,723)	(216,936)	(188,009)
Operating segment (loss) income	(550,470)	490,209	1,177,871	(56,728)	1,060,882
Unallocated expenses(4)					(836,104)
Operating income					224,778
Non-operating income, net					207,616
Income tax expense					(262,680)
Share of results of equity investees					(7,032)
Net income					162,682

	Year ended December 31, 2024
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	12,415,231	2,367,739	1,910,589	126,307	16,819,866
Less(2)
Cost of revenue	(8,611,530)	(348,424)	(610,586)	–
Sales and marketing expenses	(2,966,084)	(298,386)	(117,556)	–
Provision for credit losses	–	(771,407)	–	–
Other operating expenses(3)	(977,048)	(292,020)	(203,626)	(170,210)
Operating segment (loss) income	(139,431)	657,502	978,821	(43,903)	1,452,989
Unallocated expenses(4)					(790,837)
Operating income					662,152
Non-operating income, net					116,631
Income tax expense					(321,168)
Share of results of equity investees					(9,788)
Net income					447,827

	Year ended December 31, 2025
	E-commerce (Shopee) $	Digital Financial Services (Monee) $	Digital Entertainment (Garena) $	Other Services(1) $	Total $

Revenue	16,564,605	3,791,641	2,408,765	173,458	22,938,469
Less(2)
Cost of revenue	(11,380,266)	(475,024)	(791,378)	–
Sales and marketing expenses	(3,546,753)	(614,228)	(174,104)	–
Provision for credit losses	–	(1,365,556)	–	–
Other operating expenses(3)	(1,056,534)	(364,151)	(259,212)	(263,995)
Operating segment income (loss)	581,052	972,682	1,184,071	(90,537)	2,647,268
Unallocated expenses(4)					(661,962)
Operating income					1,985,306
Non-operating income, net					295,553
Income tax expense					(651,081)
Share of results of equity investees					(18,884)
Net income					1,610,894

(1)	A combination of multiple business activities that do not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
(2)	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
(3)
Other operating expenses for E-commerce and Digital Entertainment include general and administrative expenses, research and development expenses, and provision for credit losses net of other operating income. Other operating expenses for Digital Financial Services include general and administrative expenses, and research and development expenses net of other operating income.

(4)
Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2023 $	2024 $	2025 $

Revenue
Singapore	506,482	659,107	792,705
Southeast Asia excluding Singapore	8,673,045	11,114,896	14,379,011
Latin America	2,193,758	3,276,281	5,532,738
Rest of Asia	1,496,433	1,591,487	2,005,721
Rest of the world	193,842	178,095	228,294
Consolidated revenue	13,063,560	16,819,866	22,938,469

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease ROU assets and intangible assets.

	As of December 31,
	2024 $	2025 $

Long-lived assets
Singapore	684,454	583,607
Southeast Asia excluding Singapore	969,350	1,386,679
Latin America	152,472	421,607
Rest of Asia	225,954	230,060
Rest of the world	147,564	122,292
	2,179,794	2,744,245